Capital Structure-Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended	4 Months Ended	10 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 04, 2012 [SaleOfCommonStockToEntitiesAffliatedWithRestisFamilyMember]	Jan. 24, 2012 [NasdaqNotificationRegardingComplianceWithListingRule5450Member]	Jun. 29, 2012 [NasdaqNotificationRegardingComplianceWithListingRule5450Member]	May 01, 2013 [NasdaqNotificationRegardingComplianceWithListingRule5550Member]	Oct. 30, 2013 [NasdaqStaffDelistingDeterminationRegardingComplianceWithListingRule5550Member]
Common stock par value	$ 0.0001	$ 0.0001
Common Stock Shares Authorized	500,000,000	500,000,000
Issuance of common stock, shares				4,641,620
Net proceeds from issuance of common stock	$ 0	$ 10,000	$ 0	$ 10,000
Issuance of non vested shares, Shares	0	2,218	3,332
Minimum Market Value Of Publicly Held Shares Not Maintained For Thirty Consecutive Business Days					5,000	5,000
Minimum Market Value Of Publicly Held Shares To Be Maintained For Ten Consecutive Business Days To Regain NASDAQ Compliance					5,000	5,000
Grace period compliance days					180	180
Date common stock listing transferred to Nasdaq Capital Market						2012-12-21
Minimum Stockholders' Equity Not Maintained							$ 2,500	$ 2,500
Deadline to regain compliance with NASDAQ Listing Rule							October 28, 2013	April 28, 2014
Deadline to request appeal for Nasdaq delisting determination								November 6, 2013
Date financial restructuring plan was presented to Nasdaq Hearings Panel								December 11, 2013